RELATED PARTY TRANSACTIONS AND BALANCES - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Outstanding amounts due from related parties:
Notes receivables from a related party	¥ 225,000		¥ 1,481,000
Prepayment and other receivables from related parties	27,412		23,105
Long-term receivables due from Sweihan PV	38,376		37,760
Subtotal	55,236		52,363
Advances from a related party
Advances from JinkoPower	3,412		3,829
Jinko Power
Outstanding amounts due from related parties:
Notes receivables from a related party	1,183		282,824
Notes payables due to a related party
Other payables due to a related party	11,599		5,964
Xinte Silicon for inventory purchase
Outstanding amounts due from related parties:
Advances to a related party	6,555		56,860
Notes payables due to a related party
Notes payables due to Xinte Silicon for inventory purchase	277,000		419,500
JinkoPower for outsourcing services
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	12,635		5,664
JinkoPower for disposal of solar power projects
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	13,141		12,953
Other assets from related parties	16,859		14,603
Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai) for technical services
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	1,224		1,075
JinkoPower for miscellaneous transactions
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	412		3,413
Related parties
Outstanding amounts due from related parties:
Accounts receivable, net - current	296,512	$ 41,763	139,713
Other payables due to a related party:
Accounts payable - third parties	21,244	2,992
Related parties | Xinte Silicon
Other payables due to a related party:
Accounts payable - third parties	21,244
Third parties
Outstanding amounts due from related parties:
Accounts receivable, net - current	22,662,181	3,191,901	16,674,876
Other payables due to a related party:
Accounts payable - third parties	15,453,922	$ 2,176,639	10,378,076
Third parties | Jiangxi Jinko Engineering for sales of solar modules and others [Member]
Outstanding amounts due from related parties:
Accounts receivable, net - current	¥ 296,512		¥ 139,713